The following table shows the movement of the Steel Media deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payment – cash	$ (50,373,851)	$ (632,800)
Gain on revaluation of deferred payment liability	(621,780)	181,707
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Steel media [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	600,508	1,165,724
Accretion	20,698	77,415
Payment – cash	(472,833)	(632,800)
Effect of movement in exchange rates	1,026	(9,831)
Gain on revaluation of deferred payment liability	(149,399)
Balance, December 31, 2022		600,508
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Steel media [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021		636,600
Accretion
Payment – cash		(632,800)
Effect of movement in exchange rates		(3,800)
Gain on revaluation of deferred payment liability
Balance, December 31, 2022
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Steel media [member] | Earn out payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	600,508	529,124
Accretion	20,698	77,415
Payment – cash	(472,833)
Effect of movement in exchange rates	1,026	(6,031)
Gain on revaluation of deferred payment liability	(149,399)
Balance, December 31, 2022		600,508
Current portion of deferred payment liability
Long-term portion of deferred payment liability